Other Income and Expense	3 Months Ended
Mar. 31, 2016
Other Income and Expenses [Abstract]
Other Income and Expense
Other Income and Expense

	Three Months Ended
	March 31, 2016	March 31, 2015
	(In millions)
Bridge loan commitment fees(1)	$(18.4)	$—
Gain (loss) from other foreign exchange and derivative activity, net	3.7	(2.6)
Other, net	(0.6)	—
Other income (expense), net	$(15.3)	$(2.6)

(1)
During the first quarter of 2016, we recognized amortization of commitment fees and other financing costs incurred in connection with our bridge loan agreement entered into subsequent to the announcement of the pending Acquisition of MillerCoors. See Note 16, "Pending Acquisition" for further discussion.